CONVERTIBLE NOTES (Tables)	3 Months Ended
Nov. 30, 2019
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings [Table Text Block]

Convertible Note balance August 31, 2018	$14,853
Transactions costs incurred	(79)
Interest payments	(1,374)
Accretion and interest incurred during the year	2,487
Loss on embedded derivatives during the year ended August 31, 2019 (see below)	188
Convertible Note balance August 31, 2019	$16,075
Accretion and interest incurred during the period	653
Gain on embedded derivatives during the period ended November 30, 2019 (see below)	(78)
Convertible Note balance November 30, 2019	$16,650

Disclosure of detailed information about valuation assumptions for embedded derivatives [Table Text Block]
Valuation Date	November 30, 2019	August 31, 2019
Share Price (USD)	$1.35	$1.99
Volatility	80.90%	80.90%
Risk free rate	1.55%	1.55%
Credit spread	15.11%	15.11%
All-in rate	16.66%	16.66%